EQUITY (Details 2) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Top [Member]
Expected term	6 years 29 days	6 years 3 months
Bottom [Member]
Expected term	3 years 29 days	5 years 6 months